Other assets (Details) - USD ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Assets [Abstract]
Deferred contract costs	$ 75	$ 15	$ 14
Favorable drilling and management services contracts	62	9	10
Prepaid expenses	52	51	65
Taxes receivable	45	48	32
Right of use asset	10	24	57
Derivative asset - Interest rate cap	8	0
Reimbursable amounts due from customers	7	13	11
Restructuring backstop commitment fee	0	20	0
Other	31	44	43
Total other assets	$ 290	$ 224	$ 232
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Current assets